Annual Total Returns - Floating Rate High Income Portfolio [BarChart] - 02.28 VIP Floating Rate High Income Portfolio Investor PRO-08 - Floating Rate High Income Portfolio	Apr. 30, 2021
Bar Chart Table:
Annual Return, Inception Date	Apr. 09, 2014
VIP Floating Rate High Income Portfolio-Investor VIP
Bar Chart Table:
Annual Return 2015	(0.09%)
Annual Return 2016	9.16%
Annual Return 2017	3.79%
Annual Return 2018	(0.30%)
Annual Return 2019	8.88%
Annual Return 2020	2.78%